CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other operating revenues
Total operating revenues	¥ 4,383,397	¥ 4,461,203	¥ 4,470,122
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	853,062	785,209	767,536
Depreciation and amortization	659,787	718,694	699,754
Impairment loss	30,161		452
Selling, general and administrative
Total operating expenses	3,744,326	3,642,004	3,632,942
Operating income	639,071	819,199	837,180
Other income (expense):
Interest expense	(797)	(1,211)	(1,786)
Interest income	1,283	1,680	1,587
Other, net	4,326	13,381	(3,639)
Total other income (expense)	4,812	13,850	(3,838)
Income before income taxes and equity in net income (losses) of affiliates	643,883	833,049	833,342
Income taxes:
Current	218,552	319,683	305,026
Deferred	19,515	(11,704)	18,033
Total income taxes	238,067	307,979	323,059
Income before equity in net income (losses) of affiliates	405,816	525,070	510,283
Equity in net income (losses) of affiliates (including impairment charges of investments in affiliates)	(7,782)	(69,117)	(29,570)
Net income	398,034	455,953	480,713
Less: Net (income) loss attributable to noncontrolling interests	12,059	8,776	10,313
Net income attributable to NTT DOCOMO, INC.	¥ 410,093	¥ 464,729	¥ 491,026
Per share data:
Weighted average common shares outstanding-Basic and Diluted	4,038,191,678	4,146,760,100	4,146,760,100
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥ 101.55	¥ 112.07	¥ 118.41
Third parties
Telecommunications services
Telecommunications services	¥ 2,727,891	¥ 2,942,847	¥ 3,155,984
Equipment sales
Equipment sales	903,231	870,597	754,521
Other operating revenues
Other Operating revenue	682,967	582,938	499,999
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	892,178	805,685	782,352
Selling, general and administrative
Selling, general and administrative	838,423	879,323	940,002
Related parties
Telecommunications services
Telecommunications services	19,264	21,133	20,947
Equipment sales
Equipment sales	858	1,403	3,572
Other operating revenues
Other Operating revenue	49,186	42,285	35,099
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	267,336	253,934	221,145
Selling, general and administrative
Selling, general and administrative	¥ 203,379	¥ 199,159	¥ 221,701